Combined Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss from operations	$ (574,939)	$ (15,517)	$ (350,881)
Other (income), net			4,283,025
Net Income (Loss)	179,260	(15,517)	3,932,144
Mafco Worldwide & Merisant
Product revenues, net	66,000,000	70,300,000	272,200,000	$ 291,000,000	$ 288,000,000
Cost of goods sold	39,900,000	40,300,000	163,600,000	167,900,000	167,500,000
Gross Profit	26,100,000	30,000,000	108,600,000	123,100,000	120,500,000
Selling, general and administrative expenses	15,900,000	15,700,000	65,900,000	74,800,000	77,500,000
Amortization of intangible assets	2,500,000	2,700,000	10,700,000	11,100,000	11,100,000
Asset impairment charges	40,600,000
Restructuring and other non-recurring expenses	400,000	1,400,000	2,200,000	9,500,000	13,100,000
Loss from operations	(33,300,000)	10,200,000	29,800,000	27,700,000	18,800,000
Other (income), net	(1,700,000)	(1,600,000)
(Loss) income before income taxes	(31,600,000)	11,800,000	28,400,000	26,200,000	14,900,000
(Benefit) provision for income taxes	(3,100,000)	2,600,000	(2,500,000)	5,300,000	(10,200,000)
Net Income (Loss)	$ (28,500,000)	$ 9,200,000	$ 30,900,000	$ 20,900,000	$ 25,100,000